Earnings per share (Tables)	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Summary of Earnings Per Share

	For the three months ended
($ millions)	January 31 2020	October 31 2019	January 31 2019
Basic earnings per common share
Net income attributable to common shareholders	$2,262	$2,137	$2,107
Weighted average number of common shares outstanding (millions)	1,214	1,218	1,226
Basic earnings per common share (1) (in dollars)	$1.86	$1.76	$1.72
Diluted earnings per common share
Net income attributable to common shareholders	$2,262	$2,137	$2,107
Dilutive impact of share-based payment options and others (2)	27	42	41
Net income attributable to common shareholders (diluted)	$2,289	$2,179	$2,148
Weighted average number of common shares outstanding (millions)	1,214	1,218	1,226
Dilutive impact of share-based payment options and others (2) (millions)	33	42	29
Weighted average number of diluted common shares outstanding (millions)	1,247	1,260	1,255
Diluted earnings per common share (1) (in dollars)	$1.84	$1.73	$1.71
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain tandem stock appreciation rights or options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.